Quarterly Holdings Report
for
Fidelity® U.S. Multifactor ETF
April 30, 2025
USM-NPRT3-0625
1.9898258.104
Common Stocks - 99.8%
	Shares	Value ($)
IRELAND - 0.5%
Information Technology - 0.5%
IT Services - 0.5%
Accenture PLC Class A	3,782	1,131,385
UNITED STATES - 99.3%
Communication Services - 8.8%
Diversified Telecommunication Services - 1.0%
AT&T Inc	38,515	1,066,866
Verizon Communications Inc	22,909	1,009,370
		2,076,236
Entertainment - 1.3%
Electronic Arts Inc	2,983	432,803
Netflix Inc (b)	1,911	2,162,717
		2,595,520
Interactive Media & Services - 5.6%
Alphabet Inc Class A	42,516	6,751,541
Meta Platforms Inc Class A	8,782	4,821,318
		11,572,859
Media - 0.5%
Comcast Corp Class A	22,468	768,406
Fox Corp Class A	6,364	316,863
		1,085,269
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	2,959	730,725
TOTAL COMMUNICATION SERVICES		18,060,609

Consumer Discretionary - 11.5%
Diversified Consumer Services - 3.5%
Frontdoor Inc (b)	31,844	1,309,106
Grand Canyon Education Inc (b)	10,413	1,857,367
H&R Block Inc	35,460	2,140,720
Stride Inc (b)	13,230	1,881,968
		7,189,161
Hotels, Restaurants & Leisure - 2.7%
Booking Holdings Inc	508	2,590,434
McDonald's Corp	9,080	2,902,422
		5,492,856
Household Durables - 0.9%
PulteGroup Inc	18,350	1,882,343
Specialty Retail - 4.4%
AutoZone Inc (b)	607	2,283,898
Home Depot Inc/The	8,395	3,026,314
O'Reilly Automotive Inc (b)	1,634	2,312,437
Williams-Sonoma Inc	9,457	1,460,823
		9,083,472
TOTAL CONSUMER DISCRETIONARY		23,647,832

Consumer Staples - 6.0%
Household Products - 3.4%
Colgate-Palmolive Co	22,469	2,071,417
Kimberly-Clark Corp	14,150	1,864,687
Procter & Gamble Co/The	19,064	3,099,235
		7,035,339
Tobacco - 2.6%
Altria Group Inc	38,366	2,269,349
Philip Morris International Inc	17,603	3,016,450
		5,285,799
TOTAL CONSUMER STAPLES		12,321,138

Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Chord Energy Corp	21,115	1,905,206
Coterra Energy Inc	86,256	2,118,447
DT Midstream Inc	22,808	2,216,938
		6,240,591
Financials - 14.7%
Banks - 0.6%
Zions Bancorp NA	30,632	1,377,520
Capital Markets - 1.5%
Ameriprise Financial Inc	3,569	1,681,071
Interactive Brokers Group Inc Class A	7,865	1,351,600
		3,032,671
Consumer Finance - 1.5%
Discover Financial Services	9,584	1,750,709
Synchrony Financial	27,007	1,403,014
		3,153,723
Financial Services - 5.3%
Essent Group Ltd	29,829	1,698,165
Mastercard Inc Class A	6,219	3,408,385
MGIC Investment Corp	69,121	1,721,804
Visa Inc Class A	11,611	4,011,601
		10,839,955
Insurance - 5.8%
Arch Capital Group Ltd	19,854	1,800,361
Hartford Insurance Group Inc/The	16,281	1,997,190
Progressive Corp/The	9,129	2,572,005
Reinsurance Group of America Inc	8,511	1,594,195
The Travelers Companies, Inc.	7,896	2,085,571
Unum Group	23,017	1,787,500
		11,836,822
TOTAL FINANCIALS		30,240,691

Health Care - 11.1%
Biotechnology - 4.0%
AbbVie Inc	15,224	2,970,203
Gilead Sciences Inc	21,493	2,289,864
Regeneron Pharmaceuticals Inc	2,663	1,594,498
United Therapeutics Corp (b)	4,781	1,449,073
		8,303,638
Health Care Providers & Services - 1.8%
Centene Corp (b)	29,139	1,743,968
Molina Healthcare Inc (b)	5,863	1,917,260
		3,661,228
Pharmaceuticals - 5.3%
Corcept Therapeutics Inc (b)(c)	23,923	1,719,585
Eli Lilly & Co	4,863	4,371,595
Johnson & Johnson	19,755	3,087,904
Royalty Pharma PLC Class A	51,981	1,706,016
		10,885,100
TOTAL HEALTH CARE		22,849,966

Industrials - 9.2%
Aerospace & Defense - 1.3%
Lockheed Martin Corp	5,426	2,592,271
Construction & Engineering - 0.9%
EMCOR Group Inc	4,615	1,849,230
Machinery - 3.6%
Allison Transmission Holdings Inc	18,036	1,663,641
Mueller Industries Inc	25,975	1,910,721
PACCAR Inc	21,357	1,926,615
Snap-on Inc	6,258	1,963,823
		7,464,800
Professional Services - 3.4%
Automatic Data Processing Inc	8,272	2,486,564
Paychex Inc	15,204	2,236,812
Verisk Analytics Inc	7,523	2,230,043
		6,953,419
TOTAL INDUSTRIALS		18,859,720

Information Technology - 28.1%
Communications Equipment - 1.6%
Arista Networks Inc	8,458	695,840
Cisco Systems Inc	23,875	1,378,304
F5 Inc (b)	1,951	516,507
Motorola Solutions Inc	1,747	769,361
		3,360,012
Electronic Equipment, Instruments & Components - 0.2%
Sanmina Corp (b)	6,347	487,386
IT Services - 1.7%
Akamai Technologies Inc (b)	5,886	474,293
Amdocs Ltd	6,601	584,717
Cognizant Technology Solutions Corp Class A	8,045	591,871
GoDaddy Inc Class A (b)	3,048	574,030
IBM Corporation	5,664	1,369,668
		3,594,579
Semiconductors & Semiconductor Equipment - 7.7%
Broadcom Inc	20,371	3,920,806
NVIDIA Corp	98,712	10,751,711
QUALCOMM Inc	7,437	1,104,097
		15,776,614
Software - 10.2%
ACI Worldwide Inc (b)	10,403	555,104
Adobe Inc (b)	2,920	1,094,942
Dolby Laboratories Inc Class A	6,535	501,823
Dropbox Inc Class A (b)	17,400	496,770
Fair Isaac Corp (b)	379	754,089
Fortinet Inc (b)	7,371	764,815
Gen Digital Inc	21,271	550,281
InterDigital Inc (c)	2,689	540,489
Microsoft Corp	29,974	11,847,523
Oracle Corp	9,233	1,299,268
Qualys Inc (b)	4,041	507,994
Servicenow Inc (b)	1,319	1,259,658
Zoom Communications Inc Class A (b)	7,164	555,497
		20,728,253
Technology Hardware, Storage & Peripherals - 6.7%
Apple Inc	60,642	12,886,425
Hewlett Packard Enterprise Co	29,866	484,427
HP Inc	20,146	515,133
		13,885,985
TOTAL INFORMATION TECHNOLOGY		57,832,829

Materials - 2.1%
Chemicals - 1.1%
CF Industries Holdings Inc	29,012	2,273,671
Containers & Packaging - 1.0%
Packaging Corp of America	11,674	2,166,811
TOTAL MATERIALS		4,440,482

Real Estate - 2.6%
Health Care REITs - 0.8%
Omega Healthcare Investors Inc	43,189	1,686,530
Specialized REITs - 1.8%
Public Storage Operating Co	5,889	1,769,232
VICI Properties Inc	57,148	1,829,880
		3,599,112
TOTAL REAL ESTATE		5,285,642

Utilities - 2.2%
Gas Utilities - 1.2%
National Fuel Gas Co	32,377	2,485,906
Independent Power and Renewable Electricity Producers - 1.0%
Vistra Corp	15,109	1,958,580
TOTAL UTILITIES		4,444,486

TOTAL UNITED STATES		204,223,986
TOTAL COMMON STOCKS (Cost $197,484,435)		205,355,371

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (f) (Cost $13,954)	4.25	14,000	13,954

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	263,622	263,675
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	511,824	511,875
TOTAL MONEY MARKET FUNDS (Cost $775,550)			775,550

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $198,273,939)	206,144,875
NET OTHER ASSETS (LIABILITIES) - (0.2)% (d)	(357,937)
NET ASSETS - 100.0%	205,786,938

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro E-Mini S&P 500 Index Contracts (United States)	15	Jun 2025	419,025	1,504	1,504

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $24,175 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,954.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $1,763,519.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	186,494	10,526,220	10,449,039	7,293	-	-	263,675	263,622	0.0%
Fidelity Securities Lending Cash Central Fund	-	4,590,985	4,079,110	76	-	-	511,875	511,824	0.0%
Total	186,494	15,117,205	14,528,149	7,369	-	-	775,550

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.